Basis of preparation of the Consolidated interim accounts (Tables)	6 Months Ended
Jun. 30, 2018
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Reconciliation Shareholders' Equity and net result under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB

	Total Equity
	30	31
	June	December
	2018	2017
In accordance with IFRS-EU	49,984	50,406
Adjustment of the EU IAS 39 carve-out	(2,730)	(2,655)
Tax effect of the adjustment	704	678

Effect of adjustment after tax	(2,027)	(1,977)

Shareholders’ equity	47,957	48,429
Non-voting equity securities	0
Non-controlling interests	734	715

In accordance with IFRS-IASB Total Equity	48,691	49,144

Reconciliation net result under IFRS-EU and IFRS-IASB

	Net result first half of
	2018	2017
In accordance with IFRS-EU	2,654	2,514
Adjustment of the EU IAS 39 carve-out	(75)	670
Tax effect of the adjustment	26	(204)

Effect of adjustment after tax	(50)	466

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	2,605	2,980
Non-controlling interests	51	44

In accordance with IFRS-IASB Total net result	2,656	3,024